INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Revenues
Revenues	₽ 20,145	$ 272.7	₽ 2,145	₽ 417
Revenues	218,344	2,955.6	175,391	127,657
Taxi
Revenues
Revenues, excluding sale of goods	57,516	778.5	44,636	20,564
Revenues	67,955	919.9	45,587	20,692
Online Advertising Revenues
Revenues
Revenues	126,450	1,711.7	121,738	102,737
Yandex websites
Revenues
Revenues	105,163	1,423.5	96,466	78,696
Yandex Advertising Network websites
Revenues
Revenues	21,287	288.2	25,272	24,041
Other revenues
Revenues
Revenues	₽ 14,233	$ 192.7	₽ 6,872	₽ 3,939